UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22280

Goldman Sachs Credit Strategies Fund

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Secured Debt Obligations — 34.6%
Senior Term Loans(a) — 9.9%
Airlines — 0.8%
Delta Air Lines, Inc. (B/Ba2)
$4,000,000	5.500%	04/20/17	$3,957,520

Automotive — 0.7%
Chrysler Group LLC (B+/Ba2)
3,585,000	6.000	05/24/17	3,500,968

Consumer Cyclical Services — 1.1%
First Data Corp. (B+/B1)
2,574,224	2.936	09/24/14	2,382,136
Mercury Payment Systems (NR/B2)
3,025,000	0.000 (d)	07/01/17	3,017,437

			5,399,573

Entertainment — 0.3%
Caesars Entertainment Operating Co. (B-/B3)
1,470,000	3.274	01/28/15	1,323,338

Finance — 3.0%
CIT Group, Inc. (D/Caa3)
6,985,653	6.250	08/11/15	7,019,324
iPayment, Inc. (B/Ba2)
1,154,127	5.750	05/08/17	1,155,084
Springleaf Finance Corp. (B/B2)
6,567,000	5.500	05/10/17	6,429,093

			14,603,501

Gaming — 0.6%
Chester Downs and Marina LLC (B/B3)
2,785,991	12.375	07/29/16	2,831,264

Media — Non Cable — 2.4%
Univision Communications, Inc. (B-/B2)
12,635,972	2.186	09/29/14	12,097,427

Real Estate Investment Trust — 0.7%
iStar Financial, Inc. (B+/B1)
3,765,369	5.000	06/28/13	3,704,785

Restaurants — 0.3%
Burger King Corp. (B/Ba3)
1,368,125	4.500	10/19/16	1,363,282

TOTAL SENIOR TERM LOANS			$48,781,658

Other Secured Debt Obligations — 24.7%
Airlines(b)(c) — 0.5%
United Air Lines, Inc. (BB-/Ba3)
$2,522,000	9.875%	08/01/13	$2,648,100

Automotive(b)(c) — 1.4%
Chrysler Group LLC/CG Co-Issuer, Inc. (B/B2)
6,392,000	8.000	06/15/19	6,248,180
679,000	8.250	06/15/21	667,117

			6,915,297

Principal		Interest		Maturity
Amount		Rate		Date	Value
Secured Debt Obligations — (continued)
Entertainment(b) — 1.9%
MU Finance PLC (NR/NR)
	$7,288,000	8.375	%(c)	02/01/17	$7,798,160
GBP	821,000	8.750		02/01/17	1,400,021

					9,198,181

Environmental(b) — 0.2%
Clean Harbors, Inc. (BB/Ba3)
	$790,000	7.625		08/15/16	841,350

Finance(b) — 2.2%
CIT Group, Inc. (B+/B2)
	242,587	7.000		05/01/14	246,226
CIT Group, Inc. (NR/B2)(c)
	5,759,000	7.000		05/04/15	5,773,398
	5,000,000	7.000		05/02/16	4,975,000

					10,994,624

Gaming(b) — 5.3%
MGM Resorts International (B/Ba3)
	22,349,000	10.375		05/15/14	25,366,115
Yonkers Racing Corp. (B+/B1)(c)
	860,000	11.375		07/15/16	940,625

					26,306,740

Health Care - Services — 2.3%
HCA, Inc. (BB-/B2)(b)
	9,996,000	9.250		11/15/16	10,608,255
STHI Holding Corp. (B/B2)(b)(c)
	708,000	8.000		03/15/18	718,620
US Oncology, Inc. (NR/NR)
	5,876,000	9.125		08/15/17	102,830

					11,429,705

Lodging(b) — 3.2%
Felcor Lodging LP (NR/B2)
	7,977,000	10.000		10/01/14	8,994,067
Felcor Lodging LP (B-/B2)(c)
	6,939,000	6.750		06/01/19	6,696,135

					15,690,202

Media — Cable(b)(c) — 4.1%
Charter Communications Operating LLC (BB+/Ba2)
	17,925,000	8.000		04/30/12	18,619,594
LBI Media, Inc. (B-/B2)
	1,691,000	9.250		04/15/19	1,674,090

					20,293,684

Packaging(b)(c) — 1.3%
Reynolds Group Issuer, Inc. (BB/Ba3)
	6,399,000	8.500		10/15/16	6,686,955

Pharmaceuticals(b)(c) — 0.1%
Giant Funding Corp. (B/B3)
	328,000	8.250		02/01/18	335,380

Railroads(b) — 0.2%
RailAmerica, Inc. (BB+/B1)
	956,000	9.250		07/01/17	1,049,210

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Secured Debt Obligations — (continued)
Services Cyclical — Rental Equipment(b) — 1.7%
Hertz Holdings Netherlands BV (B+/B1)
EUR	1,218,000	8.500%		07/31/15	$1,851,285
	4,162,000	8.500	(c)	07/31/15	6,325,982

					8,177,267

Tobacco(b) — 0.3%
Vector Group Ltd. (NR/B1)
	$1,469,000	11.000		08/15/15	1,527,760

TOTAL OTHER SECURED DEBT OBLIGATIONS					$122,094,455

TOTAL SECURED DEBT OBLIGATIONS					$170,876,113

Unsecured Debt Obligations — 50.4%
Automotive(b)(c) — 0.5%
Allison Transmission, Inc. (CCC+/Caa1)
	$1,445,000	11.000%		11/01/15	$1,542,538
Jaguar Land Rover PLC (NR/B1)
	1,098,000	7.750		05/15/18	1,091,476

					2,634,014

Brokerage(b) — 0.6%
E*Trade Financial Corp. (B-/B2)
	2,798,000	6.750		06/01/16	2,745,537

Electric(b) — 1.2%
Midwest Generation LLC (B+/Ba3)
	5,527,867	8.560		01/02/16	5,693,703

Energy — Exploration & Production(b) — 14.4%
Brigham Exploration Co. (CCC+/Caa1)
	1,272,000	8.750		10/01/18	1,367,400
	1,844,000	6.875	(c)	06/01/19	1,830,170
Chesapeake Energy Corp. (BB+/Ba3)
	7,128,000	9.500		02/15/15	8,277,390
Cimarex Energy Co. (BB+/Ba3)
	4,488,000	7.125		05/01/17	4,712,400
Newfield Exploration Co. (BB+/Ba2)
	275,000	6.625		09/01/14	278,438
	4,546,000	6.625		04/15/16	4,693,745
Oasis Petroleum, Inc. (B-/Caa1)(c)
	1,216,000	7.250		02/01/19	1,191,680
Petrohawk Energy Corp. (B+/B3)
	1,880,000	10.500		08/01/14	2,105,600
	12,977,000	7.875		06/01/15	13,625,850
	5,905,000	6.250	(c)	06/01/19	5,727,850
Plains Exploration & Production Co. (BB-/B1)
	14,291,000	7.750		06/15/15	14,719,730
Quicksilver Resources, Inc. (B/B2)
	8,961,000	8.250		08/01/15	9,375,446
Venoco, Inc. (B/Caa1)(c)
	2,860,000	8.875		02/15/19	2,860,000
Whiting Petroleum Corp. (BB/Ba3)
	525,000	7.000		02/01/14	564,375

					71,330,074

Energy — Independent(b) — 0.3%
Rosetta Resources, Inc. (B-/Caa1)
	1,462,000	9.500		04/15/18	1,619,165

Principal		Interest		Maturity
Amount		Rate		Date	Value
Unsecured Debt Obligations — (continued)
Entertainment(b) — 0.5%
WMG Acquisition Corp. (B-/B1)
	$2,583,000	7.375%		04/15/14	$2,618,516

Finance — 12.0%
Ally Financial, Inc. (B+/B1)
	10,108,000	6.750		12/01/14	10,512,320
	2,820,000	0.000	(b)(d)	06/15/15	2,171,400
FCE Bank PLC (BB/Ba2)
EUR	6,595,000	4.750		01/19/15	9,264,072
Ford Motor Credit Co. LLC (BB-/Ba2)
	$10,000,000	8.700		10/01/14	11,225,000
GMAC International Finance BV (B+/B1)
EUR	2,483,000	7.500		04/21/15	3,717,745
National Money Mart Co. (B+/B2)(b)
	$1,681,000	10.375		12/15/16	1,844,898
SLM Corp. (BBB-/Ba1)
EUR	14,072,000	3.125		09/17/12	20,253,457

					58,988,892

Health Care — Medical Products(b) — 5.6%
Alere, Inc. (B/B2)
	$1,433,000	7.875		02/01/16	1,465,243
Bausch & Lomb, Inc. (B/Caa1)
	7,553,000	9.875		11/01/15	8,034,504
DJO Finance LLC/DJO Finance Corp. (B-/B3)
	17,225,000	10.875		11/15/14	18,301,562

					27,801,309

Health Care — Services(b) — 1.1%
Tenet Healthcare Corp. (BB-/B1)
	4,650,000	8.875		07/01/19	5,149,875

Media — Broadcasting & Radio(b) — 0.1%
LIN Television Corp. Series B (B-/B3)
	515,000	6.500		05/15/13	513,713

Media — Cable(b) — 1.2%
DISH DBS Corp. (BB-/Ba3)
	5,657,000	7.125		02/01/16	5,968,135

Media — Non Cable(b) — 0.6%
Lamar Media Corp. (B+/B1)
	3,049,000	6.625		08/15/15	3,079,490

Paper(b)(c) — 0.2%
Xerium Technologies, Inc. (B/B3)
	939,000	8.875		06/15/18	939,000

Services Cyclical — Business Services(b) — 0.9%
iPayment, Inc. (CCC+/B3)(c)
	158,000	10.250		05/15/18	156,815
Iron Mountain, Inc. (B+/B1)
	4,223,000	6.625		01/01/16	4,223,000

					4,379,815

Services Cyclical — Rental Equipment(b) — 3.6%
B-Corp Merger Sub, Inc. (CCC+/Caa1)(c)
	656,000	8.250		06/01/19	647,800
Hertz Corp. (B-/B2)
EUR	1,733,000	7.875		01/01/14	2,545,570

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Unsecured Debt Obligations — (continued)
Services Cyclical — Rental Equipment(b) — (continued)
RSC Equipment Rental, Inc. (B-/Caa1)
	$14,354,000	9.500%	12/01/14	$14,784,620

				17,977,990

Telecommunications-Wireless(b) — 5.0%
Crown Castle International Corp. (B-/B1)
	5,932,000	9.000	01/15/15	6,436,220
Nextel Communications, Inc. (BB-/Ba3)
	16,233,000	6.875	10/31/13	16,334,456
Wind Acquisition Finance SA (BB-/B2)
EUR	1,260,000	11.750	07/15/17	2,055,775

				24,826,451

Telecommunications-Wirelines(b) — 2.6%
CenturyLink, Inc. (BB/Baa3)
	$1,440,000	5.150	06/15/17	1,430,650
	1,440,000	6.450	06/15/21	1,433,876
Cincinnati Bell, Inc. (B/B2)
	1,400,000	7.000	02/15/15	1,419,250
Frontier Communications Corp. (BB/Ba2)
	1,822,000	8.250	05/01/14	1,995,090
	4,061,000	6.625	03/15/15	4,223,440
Windstream Corp. (B+/Ba3)
	2,168,000	8.625	08/01/16	2,260,140

				12,762,446

TOTAL UNSECURED DEBT OBLIGATIONS				$249,028,125

Convertible Debt Obligations — 1.6%
Energy — Exploration & Production(e) — 0.4%
PetroBakken Energy Ltd. (NR/NR)
	$2,100,000	3.125%	02/08/16	$1,980,510

Food & Drug Retailers(f) — 0.3%
Great Atlantic & Pacific Tea Co. (NR/NR)
	3,743,000	5.125	06/15/11	1,141,615
	1,375,000	6.750 (b)	12/15/12	419,375

				1,560,990

Noncaptive — Financial — 0.8%
Dollar Financial Corp. (NR/NR)(b)(e)
	950,000	2.875	06/30/27	1,006,525
KKR Financial Holdings LLC (NR/NR)
	2,605,000	7.000	07/15/12	2,718,317

				3,724,842

Pipelines(b)(e) — 0.1%
Carrizo Oil & Gas, Inc. (NR/NR)
	691,000	4.375	06/01/28	694,013

TOTAL CONVERTIBLE DEBT OBLIGATIONS				$7,960,355

Municipal Debt Obligations — 8.8%
Alabama — 1.8%
Butler Industrial Development Board Solid Waste Disposal RB for Georgia Pacific Corp. Project Series 2004 (AMT) (BBB-/NR)
	$9,350,000	5.750%	09/01/28	$8,927,567

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Arizona — 0.8%
Salt Verde Financial Corp. Senior Gas RB Series 2007 (A/A3)
$4,500,000	5.000%	12/01/32	$4,102,245

California — 1.0%
M-S-R Energy Authority RB Series 2009 C (A/NR)
4,500,000	6.125	11/01/29	4,746,825

Georgia — 1.0%
Effingham County Development Authority Solid Waste Disposal RB for Fort James Project Series 1998 (BBB-/NR)
5,030,000	5.625	07/01/18	5,034,376

Illinois — 2.3%
Illinois Finance Authority RB for Sherman Health Systems Series 2007 A (BBB/Baa2)
12,700,000	5.500	08/01/37	11,347,323

New York — 1.9%
New York City Industrial Development Agency RB for Liberty Interactive Corp. Project Series 2005 (BB+/Ba2)
10,495,000	5.000	09/01/35	9,310,954

TOTAL MUNICIPAL DEBT OBLIGATIONS			$43,469,290

Shares	Description	Value
Private Equity — 0.3%
Capital Markets — 0.3%
97,905	DeepOcean Group Holding	$1,566,480

Shares	Rate	Value
Preferred Stock(b)(g) — 1.0%
GMAC Capital Trust I
183,034	8.125%	$4,690,978

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT		$477,591,341

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(h) — 1.8%
Repurchase Agreement — 1.8%
Joint Repurchase Agreement Account II
$9,100,000	0.077%	07/01/11	$9,100,000

TOTAL INVESTMENTS — 98.5%			$486,691,341

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%			7,298,538

NET ASSETS — 100.0%			$493,989,879

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

(a) Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at June 30, 2011. Senior Term Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $86,094,665, which represents approximately 17.4% of net assets as of June 30, 2011.

(d) Issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f) Security is currently in default and/or non-income producing.

(g) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(h) Joint repurchase agreement was entered into on June 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound

Investment Abbreviations:
AMT	— Alternative Minimum Tax
LIBOR	— London Interbank Offered Rate
NR	— Not Rated
RB	— Revenue Bond

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2011, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Citibank NA	EUR/USD	12/09/11	$9,669,104	$67,736
	USD/EUR	11/02/11	12,136,784	238,852
	USD/EUR	12/09/11	1,803,937	21,007
	USD/GBP	09/22/11	1,394,878	12,177

TOTAL				$339,772

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

Citibank NA	USD/EUR	07/14/11	$2,464,262	$(5,042)
	USD/EUR	07/18/11	3,985,848	(316,839)
	USD/EUR	08/15/11	11,339,753	(229,778)
	USD/EUR	09/12/11	13,653,440	(462,592)
	USD/EUR	10/06/11	1,409,950	(30,910)
	USD/EUR	12/09/11	10,246,364	(130,728)

TOTAL				$(1,175,889)

SWAP CONTRACTS — At June 30, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
	Notional		Payments	Payments
	Amount	Termination	Received by	Made by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)*

Citibank NA	$5,825	05/04/14	3 month LIBOR	1.249%	$(40,971)
	5,825	05/06/14	3 month LIBOR	1.294	(48,497)

TOTAL					$(89,468)

* There are no upfront payments on the swap contract(s), therefore the unrealized gain/loss of the swap contract(s) is equal to their market value.

TAX INFORMATION — At June 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$485,480,265

Gross unrealized gain	8,031,190
Gross unrealized loss	(6,820,114)

Net unrealized security gain	$1,211,076

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Fund is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
The following is a summary of the Fund’s investments and derivatives categorized in the fair value hierarchy as of June 30, 2011:

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Secured Debt Obligations	$—	$170,876,113	$—
Unsecured Debt Obligations	—	249,028,125	—
Convertible Debt Obligations	—	7,960,355	—
Municipal Debt Obligations	—	43,469,290	—
Private Equity	—	—	1,566,480
Common Stock and/or Other Equity Investments	—	4,690,978	—
Short-term Investments	—	9,100,000	—

Total	$—	$485,124,861	$1,566,480

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts*	$—	$339,772	$—

Liabilities
Forward Foreign Currency Exchange Contracts*	$—	$(1,175,889)	$—
Interest Rate Swap Contracts	—	(89,468)	—

Total	$	$(1,265,357)	$

* Amount shown represents unrealized gain (loss) at period end.
The following is a reconciliation of Level 3 investments for the period ended June 30, 2011:

Private
Equity

Beginning Balance as of April 1, 2011	$—
Realized gain (loss)	—
Unrealized gain (loss) relating to instruments still held at reporting date	(478,616)
Purchases	2,045,096
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Ending Balance as of June 30, 2011	$1,566,480

Investments in Derivatives — The Fund may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     During the period ended June 30, 2011, the Fund entered into certain derivative contract types. These instruments were used to meet the Fund’s investment objectives and to obtain and/or manage exposure related to the risks below. The following table sets forth, by certain risk types, the gross value of these derivative contracts for trading activities as of June 30, 2011. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Assets	Liabilities

Interest rate	$—	$(89,468	)(a)
Currency	339,772	(1,175,889)

Total	$339,772	$(1,265,357)

(a) Amount represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. The amount does not include incremental charges directly associated with the close-out of the agreements. It also does not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.
Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statement of Operations, however, the effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
realized gain (loss) on foreign currency related transactions. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included as an increase or decrease to net change in unrealized gain (loss) on translation of assets and liabilities denominated in foreign currencies.
Forward Foreign Currency Exchange Contracts — All forward foreign currency exchange contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Fund on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Fund must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Swap Contracts — Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund, are recorded as an asset and/or liability, and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statement of Operations.
     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, GSAM considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities. The Fund may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures to cover its obligations under these contracts. The Fund may invest in the following type of swap:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
Repurchase Agreements — The Fund may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund’s credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2011, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of July 1, 2011, as follows:

Principal Amount	Maturity Value	Collateral Value Allocation

$9,100,000	$9,100,019	$9,291,234

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
REPURCHASE AGREEMENTS — At June 30, 2011, the Principal Amounts of the Fund’s interest in the Joint Repurchase Agreement Account II were as follows:

	Interest	Principal
Counterparty	Rate	Amounts

BNP Paribas Securities Co.	0.080%	$3,273,995

Citigroup Global Markets, Inc.	0.080	2,433,648

JPMorgan Securities	0.050	921,836

Wells Fargo Securities LLC	0.080	2,470,521

TOTAL		$9,100,000

At June 30, 2011, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Home Loan Mortgage Corp.	4.000 to 5.000%	04/01/21 to 06/01/41

Federal National Mortgage Association	3.500 to 6.500	03/01/18 to 07/01/41

Government National Mortgage Association	3.500 to 6.000	02/15/26 to 06/20/41

Senior Term Loans — The Fund may invest in Senior Term Loans, which are exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior Term Loans are portions of loans originated by banks and sold in pieces to investors, typically on an extended delivery basis. These floating rate loans (“Loans”) in which the Fund invests are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of loans from third parties (“Assignments”). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. The Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded Loan Commitments represent the remaining obligation of the Fund to the borrower. The Fund is obligated to fund these commitments at the borrower’s discretion. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a Senior Term Loan. All Senior Term Loans and Unfunded Loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Senior Term Loans including Unfunded Loan Commitments are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Liquidity Risk — The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Fund has unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.
Portfolio Concentration Risk — As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency, industry or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Credit Strategies Fund

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 26, 2011

By (Signature and Title)*	GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	August 26, 2011

* Print the name and title of each signing officer under his or her signature.